Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expense and other current assets
Prepaid expense and other current assets

14      Prepaid expense and other current assets

As of December 31, 2021, prepaid expense and other current assets were comprised of prepaid server hosting fees and software licenses USD 1,652 thousand (2020: USD 9,429 thousand), advance payments to the Group’s partners for online payment services amounting to USD 1,183 thousand (2020: USD 968 thousand) and prepaid rent represents USD 594 thousand (2020: USD 1,177 thousand). The remaining amount of USD 2,243 thousand is related to insurance and other goods and services (2020: USD 1,187 thousand).